Average Annual Total Returns	0 Months Ended
Jun. 01, 2011
(Money Market Funds - Investor) | WF Money Market Fund | Investor Class
Average Annual Return:
1 Year	0.01%
5 Year	2.34%
10 Year	2.01%
Inception Date of Share Class	Apr. 08, 2005
(Money Market Funds - Investor) | WF Municipal Money Market Fund | Investor Class
Average Annual Return:
1 Year	0.01%
5 Year	1.75%
10 Year	1.65%
Inception Date of Share Class	Jul. 09, 2010
(Money Market Funds - Retail) | WF Money Market Fund | Class A
Average Annual Return:
1 Year	0.01%
5 Year	2.26%
10 Year	1.97%
Inception Date of Share Class	Jul. 01, 1992
(Money Market Funds - Retail) | WF Money Market Fund | Class B
Average Annual Return:
1 Year	(4.99%)
5 Year	1.41%
10 Year	1.50%
Inception Date of Share Class	Jul. 01, 1992
(Money Market Funds - Retail) | WF Money Market Fund | Class C
Average Annual Return:
1 Year	(0.99%)
5 Year	1.78%
10 Year	1.41%
Inception Date of Share Class	Jun. 30, 2010
(Money Market Funds - Retail) | WF California Municipal Money Market Fund | Class A
Average Annual Return:
1 Year	0.01%
5 Year	1.46%
10 Year	1.27%
Inception Date of Share Class	Jan. 01, 1992
(Money Market Funds - Retail) | WF Minnesota Money Market Fund | Class A
Average Annual Return:
1 Year	0.01%
5 Year	1.44%
10 Year	1.27%
Inception Date of Share Class	Aug. 14, 2000
(Money Market Funds - Retail) | WF Municipal Money Market Fund | Class A
Average Annual Return:
1 Year	0.01%
5 Year	1.53%
10 Year	1.39%
Inception Date of Share Class	Jan. 05, 1995
(Money Market Funds - Retail) | WF National Tax-Free Money Market Fund | Class A
Average Annual Return:
1 Year	0.01%
5 Year	1.51%
10 Year	1.37%
Inception Date of Share Class	Jul. 28, 2003
(Money Market Funds - Retail) | WF 100% Treasury Money Market Fund | Class A
Average Annual Return:
1 Year	0.01%
5 Year	1.87%
10 Year	1.72%
Inception Date of Share Class	Nov. 08, 1999
(Money Market Funds - Retail) | WF Treasury Plus Money Market Fund | Class A
Average Annual Return:
1 Year	0.01%
5 Year	1.97%
10 Year	1.82%
Inception Date of Share Class	Jul. 28, 2003
(Money Market Funds - Retail) | WF Government Money Market Fund | Class A
Average Annual Return:
1 Year	0.01%
5 Year	2.15%
10 Year	1.93%
Inception Date of Share Class	Nov. 08, 1999
(Money Market Funds - Retail) | WF New Jersey Municipal Money Market Fund | Class A
Average Annual Return:
1 Year	0.01%
5 Year	1.48%
10 Year	1.34%
Inception Date of Share Class	Oct. 26, 1998
(Money Market Funds - Retail) | WF New York Municipal Money Market Fund | Class A
Average Annual Return:
1 Year	0.01%
5 Year	1.48%
Since Inception	1.21%
Inception Date of Share Class	Sep. 24, 2001
(Money Market Funds - Retail) | WF Pennsylvania Municipal Money Market Fund | Class A
Average Annual Return:
1 Year	0.01%
5 Year	1.53%
10 Year	1.42%
Inception Date of Share Class	Aug. 22, 1995
(Money Market Funds - Institutional) | WF California Municipal Money Market Fund | Institutional Class
Average Annual Return:
1 Year	0.12%
5 Year	1.69%
10 Year	1.49%
Inception Date of Share Class	Mar. 31, 2008
(Money Market Funds - Institutional) | WF Municipal Money Market Fund | Institutional Class
Average Annual Return:
1 Year	0.09%
5 Year	1.76%
10 Year	1.65%
Inception Date of Share Class	Jul. 09, 2010
(Money Market Funds - Institutional) | WF National Tax-Free Money Market Fund | Institutional Class
Average Annual Return:
1 Year	0.12%
5 Year	1.87%
10 Year	1.75%
Inception Date of Share Class	Nov. 08, 1999
(Money Market Funds - Institutional) | WF Treasury Plus Money Market Fund | Institutional Class
Average Annual Return:
1 Year	0.01%
5 Year	2.23%
10 Year	2.16%
Inception Date of Share Class	Aug. 11, 1995
(Money Market Funds - Institutional) | WF Government Money Market Fund | Institutional Class
Average Annual Return:
1 Year	0.03%
5 Year	2.45%
10 Year	2.26%
Inception Date of Share Class	Jul. 28, 2003
(Money Market Funds - Institutional) | WF Municipal Cash Management Money Market Fund | Institutional Class
Average Annual Return:
1 Year	0.16%
5 Year	2.03%
10 Year	1.91%
Inception Date of Share Class	Nov. 20, 1996
(Money Market Funds - Institutional) | WF Prime Investment Money Market Fund | Institutional Class
Average Annual Return:
1 Year	0.14%
5 Year	2.66%
10 Year	2.35%
Inception Date of Share Class	Jul. 28, 2003
(Money Market Funds - Institutional) | WF Heritage Money Market Fund | Institutional Class
Average Annual Return:
1 Year	0.13%
5 Year	2.71%
10 Year	2.49%
Inception Date of Share Class	Mar. 31, 2000
(Money Market Funds - Institutional) | WF Cash Investment Money Market Fund | Institutional Class
Average Annual Return:
1 Year	0.15%
5 Year	2.72%
10 Year	2.49%
Inception Date of Share Class	Oct. 14, 1987
(Money Market Funds - Sweep) | WF California Municipal Money Market Fund | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Year	1.60%
10 Year	1.44%
Inception Date of Share Class	Jun. 30, 2010
(Money Market Funds - Sweep) | WF Minnesota Money Market Fund | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Year	1.44%
10 Year	1.27%
Inception Date of Share Class	Jun. 30, 2010
(Money Market Funds - Sweep) | WF Municipal Money Market Fund | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Year	1.34%
10 Year	1.14%
Inception Date of Share Class	Jun. 30, 2000
(Money Market Funds - Sweep) | WF National Tax-Free Money Market Fund | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Year	1.51%
10 Year	1.43%
Inception Date of Share Class	Jun. 30, 2010
(Money Market Funds - Sweep) | WF 100% Treasury Money Market Fund | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Year	1.96%
10 Year	1.86%
Inception Date of Share Class	Jun. 30, 2010
(Money Market Funds - Sweep) | WF Treasury Plus Money Market Fund | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Year	1.97%
10 Year	1.86%
Inception Date of Share Class	Jun. 30, 2010
(Money Market Funds - Sweep) | WF Government Money Market Fund | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Year	2.24%
10 Year	2.08%
Inception Date of Share Class	Jun. 30, 2010
(Money Market Funds - Sweep) | WF New Jersey Municipal Money Market Fund | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Year	1.28%
10 Year	1.10%
Inception Date of Share Class	Jun. 30, 2000
(Money Market Funds - Sweep) | WF New York Municipal Money Market Fund | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Year	1.30%
Since Inception	0.98%
Inception Date of Share Class	Sep. 24, 2001
(Money Market Funds - Sweep) | WF Pennsylvania Municipal Money Market Fund | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Year	1.33%
10 Year	1.14%
Inception Date of Share Class	Jun. 30, 2000
(Money Market Funds - Select) | WF Heritage Money Market Fund | Select Class
Average Annual Return:
1 Year	0.20%
5 Year	2.76%
10 Year	2.52%
Inception Date of Share Class	Jun. 29, 2007
(Money Market Funds - Select) | WF Cash Investment Money Market Fund | Select Class
Average Annual Return:
1 Year	0.22%
5 Year	2.76%
10 Year	2.52%
Inception Date of Share Class	Jun. 29, 2007
(Money Market Funds - Daily) | WF Money Market Fund | Class Daily
Average Annual Return:
1 Year	0.01%
5 Year	2.26%
10 Year	1.97%
Inception Date of Share Class	Jun. 30, 2010
(Money Market Funds - Service (Class S)) | WF Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	2.34%
10 Year	2.01%
Inception Date of Share Class	Jun. 30, 2010
(Money Market Funds - Service (Class S)) | WF California Municipal Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	1.60%
10 Year	1.44%
Inception Date of Share Class	Nov. 08, 1999
(Money Market Funds - Service (Class S)) | WF Municipal Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	1.75%
10 Year	1.65%
Inception Date of Share Class	Nov. 02, 1988
(Money Market Funds - Service (Class S)) | WF National Tax-Free Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	1.65%
10 Year	1.54%
Inception Date of Share Class	Aug. 03, 1993
(Money Market Funds - Service (Class S)) | WF 100% Treasury Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	1.96%
10 Year	1.86%
Inception Date of Share Class	Dec. 03, 1990
(Money Market Funds - Service (Class S)) | WF Treasury Plus Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	2.05%
10 Year	1.94%
Inception Date of Share Class	Oct. 01, 1985
(Money Market Funds - Service (Class S)) | WF Government Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	2.24%
10 Year	2.08%
Inception Date of Share Class	Nov. 16, 1987
(Money Market Funds - Service (Class S)) | WF New Jersey Municipal Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	1.69%
10 Year	1.60%
Inception Date of Share Class	Apr. 05, 1999
(Money Market Funds - Service (Class S)) | WF New York Municipal Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	1.69%
Since Inception	1.46%
Inception Date of Share Class	Sep. 24, 2001
(Money Market Funds - Service (Class S)) | WF Pennsylvania Municipal Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	1.74%
10 Year	1.65%
Inception Date of Share Class	Aug. 15, 1991
(Money Market Funds - Service (Class S)) | WF Municipal Cash Management Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	1.80%
10 Year	1.67%
Inception Date of Share Class	Nov. 25, 1996
(Money Market Funds - Service (Class S)) | WF Prime Investment Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	2.37%
10 Year	2.12%
Inception Date of Share Class	Sep. 02, 1998
(Money Market Funds - Service (Class S)) | WF Heritage Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	2.56%
10 Year	2.31%
Inception Date of Share Class	Jun. 30, 2010
(Money Market Funds - Service (Class S)) | WF Cash Investment Money Market Fund | Service Class
Average Annual Return:
1 Year	0.01%
5 Year	2.45%
10 Year	2.23%
Inception Date of Share Class	Oct. 14, 1987
(Money Market Funds - Administrator) | WF California Municipal Money Market Fund | Administrator Class
Average Annual Return:
1 Year	0.07%
5 Year	1.68%
10 Year	1.48%
Inception Date of Share Class	Jun. 30, 2010
(Money Market Funds - Administrator) | WF National Tax-Free Money Market Fund | Administrator Class
Average Annual Return:
1 Year	0.04%
5 Year	1.77%
10 Year	1.61%
Inception Date of Share Class	Apr. 08, 2005
(Money Market Funds - Administrator) | WF 100% Treasury Money Market Fund | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Year	1.96%
10 Year	1.86%
Inception Date of Share Class	Jun. 30, 2010
(Money Market Funds - Administrator) | WF Treasury Plus Money Market Fund | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Year	2.13%
10 Year	2.04%
Inception Date of Share Class	Mar. 31, 2008
(Money Market Funds - Administrator) | WF Government Money Market Fund | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Year	2.34%
10 Year	2.17%
Inception Date of Share Class	Jul. 31, 2003
(Money Market Funds - Administrator) | WF Municipal Cash Management Money Market Fund | Administrator Class
Average Annual Return:
1 Year	0.11%
5 Year	2.02%
10 Year	1.91%
Inception Date of Share Class	Jul. 09, 2010
(Money Market Funds - Administrator) | WF Heritage Money Market Fund | Administrator Class
Average Annual Return:
1 Year	0.03%
5 Year	2.56%
10 Year	2.31%
Inception Date of Share Class	Jun. 29, 1995
(Money Market Funds - Administrator) | WF Cash Investment Money Market Fund | Administrator Class
Average Annual Return:
1 Year	0.04%
5 Year	2.58%
10 Year	2.33%
Inception Date of Share Class	Jul. 31, 2003